Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains (losses) on derivative instruments	$ 20,247	$ (77,102)	$ (102,280)	$ (90,182)
Foreign Exchange and Other Derivative Financial Instruments [Member] | Cross currency swaps agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(3,330)	(2,840)	(41,276)	(7,173)
Unrealized gains (losses)	19,803	(32,649)	58,276	(52,325)
Total realized and unrealized gains (losses) on derivative instruments	$ 16,473	$ (35,489)	$ 17,000	$ (59,498)